Supplement, dated May 24, 2012

to SAI, dated May 1, 2012

SUPPLEMENT

MUTUAL OF AMERICA INVESTMENT CORPORATION

Pages 18 and 19 of the Statement of Additional Information are hereby deleted and replaced with the following:

MANAGEMENT OF THE INVESTMENT COMPANY

Directors and Officers

The tables below show information about the Directors and officers of the Investment Company. The Directors of the Investment Company consist of eight individuals, seven of whom are not “interested persons” of the Investment Company as defined in the 1940 Act (“Independent Directors”). The Directors are responsible for the overall supervision of the Investment Company’s operations and perform the various duties imposed on the directors of investment companies by the 1940 Act and the laws of Maryland. The Directors elect officers of the Investment Company. The address of each Director and officer is c/o Mutual of America Investment Corporation, 320 Park Avenue, New York, New York 10022-6839.

The Investment Company does not hold annual meetings of shareholders, and each Director has been elected by shareholders to serve until a successor is duly elected at a meeting of shareholders called for the purpose of electing directors. Each officer of the Investment Company has been elected by the Board of Directors to serve until a successor is duly elected. The Independent Directors do not serve as directors of any other investment companies advised by or affiliated with the Adviser or the Insurance Company with the exception of serving on the Board of Directors of Mutual of America Institutional Funds, Inc., an affiliated registered management investment company, which also receives investment advice from the Adviser. The Interested Directors and officers of the Investment Company do not receive compensation from the Investment Company for their service. Mr. Greed serves as director of one other investment company advised by or affiliated with the Adviser, Mutual of America Institutional Funds, Inc.

Currently, the Chairman of the Board is an interested person of the Fund and is also the Chief Executive Officer. The Board has an Audit Committee consisting entirely of the independent directors. The Audit Committee serves as the Nominating Committee as and when required. The Board has determined that the Board’s current structure, with an interested person as Chairman of the Board is satisfactory given the characteristics of the Corporation and its business and the Board considered the potential for conflicts of interest, in its determination with regard to the interested Chairman of the Board. The Board has determined that the Chairman of the Audit Committee has historically functioned as the Lead Director of the disinterested members of the Board of Directors. The Board has determined that the Disinterested Director serving at any given time as Chair of the Audit Committee shall also be the Lead Director who shall preside at separate meetings of the Disinterested Directors, communicate concerns and issues raised by the Disinterested Directors to management and others as appropriate, preside at the annual Board Self-Assessment and whenever appropriate, shall be the spokesperson for the Disinterested Directors. The Fund’s bylaws have been amended to reflect this determination. Currently the Audit Committee Chairman is Kevin M. Kearney.

Board oversight of risk is carried out through Board reports and Audit Committee reports. The Board receives directly detailed reports at each quarterly meeting on the financial situation of the Corporation, the performance of the Corporation’s funds, portfolio management matters, a Chief Compliance Officer Report covering the Corporation’s Codes of Ethics, Compliance Policy and other matters, a Frequent Trading report, reports confirming compliance with Rule 2a-7, procedures, valuation procedures, and the trading policy of the Corporation, and regulatory updates. In addition, on a periodic basis the Board directly receives reports on the annual Compliance Report, proxy voting of the Funds’ securities, the Investment Advisory and Distribution Agreements, the Corporation’s Fidelity Bond and annual updates to the Corporation’s registration statement. The independent directors making up the Audit Committee receive quarterly reports from the inside and independent auditors, review annual Audit Reports, review the Corporation’s insurance coverages and examine the quarterly and annual financial statements in detail.

The Board is made up of persons possessing a variety of skills and experience that, at this time, support the conclusion that they should serve on the Board. A brief description of such skills and experience for each Director follows:

•                  John R. Greed. Mr. Greed is a Senior Executive Vice President and Chief Financial Officer of Mutual of America Life Insurance Company, a position he has held since December 2007. Prior to that date, Mr. Greed was Executive Vice President and Treasurer, a position he assumed shortly after joining the Company in July 1996. Mr. Greed is also Chairman, President and CEO of both Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc. and was elected to the Mutual of America Life Insurance Company Board of Directors as of March 1, 2011. Prior to joining Mutual

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of America, Mr. Greed was a partner at Arthur Andersen. He is a Certified Public Accountant (CPA) and a member of the American Institute of Certified Public Accountants, the Pennsylvania Institute of Public Accountants and the New York State Society of Certified Public Board of Directors Accountants. He received his bachelor’s degree from LaSalle College. He also currently serves on the Board and Executive Committee of the Greater New York Councils of the Boy Scouts of America. Mr. Greed brings many years of sophisticated financial experience and accounting knowledge to the Board.

•                  Carolyn N. Dolan. Ms. Dolan is the Founding Principal and Portfolio Manager of Samson Capital Advisors, L.L.C. in New York City, where she serves as a member of the Executive Committee, Investment Committee and Operating Committee (of which she is the Chair). She was a co-founder of OFFITBANK, which was merged with Wachovia in 2002, and she remained after the merger as Managing Director of Wachovia’s Offit Investment Group. Prior to that, she was employed by Julius Baer Securities, Oppenheimer Capital Corporation and Equitable Life Insurance, in capacities ranging from portfolio manager to analyst. She is a Chartered Financial Analyst (CFA), and received her undergraduate degree from Marymount College, followed by a Masters degree from the Columbia School of Social Work and a Masters degree from Columbia University Business School. She is a trustee of Fordham University where she serves as Chair of the Audit Committee and is a member of the Economic Club of New York. She has been a member of the Board of Institutional Funds since May 2008 and a Board Member of Mutual of America Investment Corporation since May 2011. She brings deep investment advisory and portfolio structuring experience to the Board.

•                  Kevin M. Kearney. Mr. Kearney is a partner in the Brooklyn, New York law firm of Wingate, Kearney and Cullen. He has been admitted to the bar of the State of New York for over 30 years, and has developed a successful practice representing religious and non-profit institutions. He is a member of the New York State bar Association, the Brooklyn Bar Association, the Catholic Lawyers Guild of King’s County, the National Association of Diocesan Attorneys, the Emerald Society of Long Island, and serves on the Board of Concern Worldwide and the Futures in Education Foundation. Mr. Kearney served on the Institutional Funds Board from February 1996 until May 2008, when he was appointed to the Investment Company’s Board. He is currently the Chairman of the Investment Company’s Audit Committee and its Lead Director. Mr. Kearney received his undergraduate degree from Manhattan College, and his J.D. from St. John’s University School of Law. Mr. Kearny brings experience and knowledge gained from his years as a business lawyer and an attorney representing non-profit entities.

•                  LaSalle D. Leffall, III. Mr. Leffall received his Bachelor of Arts in History Magna Cum Laude from Harvard University, followed by simultaneously earning a Juris Doctorate from Harvard Law School Cum Laude and a Master’s in Business Administration from Harvard Business School. Mr. Leffall is admitted to the bars of New York and Washington, D.C. Following his graduation he joined the law firm of Cravath, Swaine & Moore where he handled complex commercial and financial transactions, including debt, equity and merger and acquisition matters during his four years at the firm. He then spent six years as a mergers and acquisitions investment banker, first at Credit Suisse First Boston, and then at UBS. He then served as President, Chief Operating Officer and Chief Financial Officer of The NHP Foundation, which owned thousands of affordable housing units in 14 states, and later was named Acting Chief Executive Officer of that firm. Mr. Leffall currently is the President and Founder of LDL Financial, Inc., the managing member of LDL Financial, LLC, a corporate advisory and investment firm with an emphasis on real estate and financial services. Mr. Leffall is a member of the Economic Club of Washington, D.C. He is a director of the Federal Home Loan Bank of Atlanta, where he is a member of the Finance Committee and the Enterprise Risk and Operations Committee. He was elected to the Mutual of America Investment Corporation and Institutional Funds Boards in May 2011. He brings a wealth of financial and legal expertise to the Board from his 18 years of intensive work in the finance and business sector, including experience in mergers and acquisitions.

•                  John W. Sibal. Mr. Sibal received a Bachelor of Arts in Economics from Harvard University and has deep experience in the financial sector. After graduating from Harvard, he worked his way up

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